DEFERRED TECHNOLOGY EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Old Glory Holding Co [Member]
SCHEDULE OF DEFERRED COSTS
	December 31,
	2025	2024

Deferred expenses	$4,001	$4,034
Accumulated amortization	(1,377)	(879)

Total	$2,624	$3,155